Property, plant and equipment -impairment of carrying amount of impaired asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Base discount rate for VIU calculations, net of tax	6.00%
Carrying amount after impairment	$ 11,578	$ 18,625
Net impairement loss (Reversal)	$ (1,381)	1,890
High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	12.00%
Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	7.00%
North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ (410)	1,357
North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	(17)	141
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	(906)	829
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	(48)	(74)
VIU [Member] | North America [member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
VIU [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	5,017	6,183
Net impairement loss (Reversal)	(1,266)	945
VIU [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	104
VIU [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	1,124
Net impairement loss (Reversal)	0	(330)
VIU [Member] | Sub - Saharan Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	772
Net impairement loss (Reversal)	0	(137)
VIU [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,200	4,459
Net impairement loss (Reversal)	(17)	141
VIU [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	2,169	3,115
Net impairement loss (Reversal)	(826)	760
VIU [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	263	1,088
Net impairement loss (Reversal)	(48)	(74)
FVLCOD [Member] | North America [member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,422	484
Net impairement loss (Reversal)	856	412
FVLCOD [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | Sub - Saharan Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,507	1,401
Net impairement loss (Reversal)	(80)	69
FVLCOD [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	$ 0	$ 0